LEASES (Schedule of Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
2019	$ 1,551
2020	1,488
2021	1,330
2022	1,224
2023 and after	2,719
Total	$ 8,312